Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Other Entities that are Consolidated [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities	¥ (1,167)	¥ 23,974
Net cash used in investing activities		(33,581)
Net cash provided by (used in) financing activities
Effect of exchange rate changes on cash and restricted cash
Net increase (decrease) in cash and restricted cash	(1,167)	(9,607)
Cash and restricted cash from continuing operations, beginning of year	11,677	21,284
Cash and restricted cash from continuing operations, end of year	10,510	11,677
WFOE that is the Primary Beneficiary of the VIE [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities	29,266	(71,511)
Net cash used in investing activities	15	45,593
Net cash provided by (used in) financing activities
Effect of exchange rate changes on cash and restricted cash
Net increase (decrease) in cash and restricted cash	29,281	(25,918)
Cash and restricted cash from continuing operations, beginning of year	28,645	54,564
Cash and restricted cash from continuing operations, end of year	57,926	28,645
VIE and its Subsidiaries [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities	110,244	607,495
Net cash used in investing activities	(147,962)	(801,909)
Net cash provided by (used in) financing activities	(704,874)	472,213
Effect of exchange rate changes on cash and restricted cash
Net increase (decrease) in cash and restricted cash	(742,592)	277,799
Cash and restricted cash from continuing operations, beginning of year	1,019,603	741,803
Cash and restricted cash from continuing operations, end of year	277,011	1,019,603
Onesmart [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities		(319,266)
Net cash used in investing activities		(117,034)
Net cash provided by (used in) financing activities	(230,316)	176,546
Effect of exchange rate changes on cash and restricted cash	(15,848)	(23,647)
Net increase (decrease) in cash and restricted cash	(246,164)	(283,401)
Cash and restricted cash from continuing operations, beginning of year	285,360	568,761
Cash and restricted cash from continuing operations, end of year	39,196	285,360
Consolidated Total [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities	138,343	240,692
Net cash used in investing activities	(147,947)	(906,931)
Net cash provided by (used in) financing activities	(935,190)	648,759
Effect of exchange rate changes on cash and restricted cash	(15,848)	(23,647)
Net increase (decrease) in cash and restricted cash	(960,642)	(41,127)
Cash and restricted cash from continuing operations, beginning of year	1,345,285	1,386,412
Cash and restricted cash from continuing operations, end of year	¥ 384,643	¥ 1,345,285